[LETTERHEAD OF CARTER LEDYARD & MILBURN LLP]

December 13, 2006

Ms. Sonia Barros
United States Securities and Exchange Commission
100 F Street
Washington, D.C. 20549

Re:	Flagstone Reinsurance Holdings Limited Registration Statement on Form S-1 Registration No. 333-138182

Dear Ms. Barros:

        On behalf of Flagstone Reinsurance Holdings Limited, a Bermuda exempted company (the "Company"), we are filing herewith Amendment No. 2 to the registration statement on Form S-1 originally filed by the Company on October 24, 2006.

        As you and I discussed in our telephone conversation of November 29, the Company has limited Amendment No. 2 to changes that respond to newly revised Items 402 and 404 of Regulation S-K, and we understand that on that basis you will review these changes in tandem with Amendment No. 1, which we filed on December 8.

        We are sending to you for delivery on December 14 five paper copies of Amendment No. 2, marked to show changes from Amendment No. 1, for your convenience.

        Please feel free to call my partner, Bob McTamaney (212-238-8711) or me (at 212-238-8698) with any questions concerning the registration statement.

Sincerely,

/s/ ANDRIS VIZBARAS Andris Vizbaras